Income Taxes	12 Months Ended
Oct. 31, 2024
Income Taxes [Abstract]
INCOME TAXES
11.	INCOME TAXES

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Companies, which are incorporated in Hong Kong, are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC Tax

Decent China is governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments. Decent China obtained the “high-tech enterprise” tax status and renewed it in December 2022, which reduced its statutory income tax rate to 15%. The high-tech enterprise tax status will expire in December 2025.

A reconciliation of the income tax expenses determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For The Year Ended October 31,
	2024	2023	2022
Foreign operations	$(41,364)	$(32,940)	$—
PRC operations	2,525,488	2,209,480	431,449
Adjustments to reconcile income before income tax:
Excess of business entertainment expenses	7,870	25,809	22,861
Extra tax deductions for research and development expenses	(28,981)	(122,441)	(60,883)
Temporary differences	(32,998)	186,608	400,411
Total income before income tax	2,430,015	2,266,516	793,838
Tax rate	25%	25%	25%
“High-tech enterprise” tax deduction	(247,138)	(229,946)	(79,384)
Different tax rates in other jurisdictions	10,347	8,235	(6,662)
Income tax expenses	$370,713	$344,918	112,414
	For The Year Ended October 31,
	2024	2023	2022
Current income tax expense	$370,713	$344,918	$112,414
Deferred income tax effect	10,054	(27,991)	(53,400)
Total income tax expense	$380,767	$316,927	59,014
Effective tax rates	15.3%	14.3%	13.7%

Deferred tax asset

As of October 31, 2024 and 2023, deferred tax asset consisted of:

	October 31, 2024	October 31, 2023
Provision for bad debts	$124,479	$135,130
Provision for inventory obsolescence	2,634	3,850
Estimated warranty liabilities	9,686	3,977
Totals	$136,799	$142,957